Financial instruments - fair values and risk management - Sensitivity analysis (Details) - Currency risk - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Sensitivity analysis
Strengthening of US$ by 10%	10.00%	10.00%
Weakening of US$ by 10%	10.00%	10.00%
Increase (Decrease) in equity due to strengthening of USD against the following currencies.	$ (2,035,000)	$ (2,125,000)
Increase (Decrease) in equity due to weakening of the USD against the following currencies.	2,035,000	2,125,000
Increase (Decrease) In profit and loss due to strengthening of the USD against the following currencies	(2,035,000)	(2,125,000)
Increase (Decrease) In Profit and loss due to weakening of the USD against the following currencies.	2,035,000	2,125,000
Euro
Sensitivity analysis
Increase (Decrease) in equity due to strengthening of USD against the following currencies.	(1,945,000)	(2,097,000)
Increase (Decrease) in equity due to weakening of the USD against the following currencies.	1,945,000	2,097,000
Increase (Decrease) In profit and loss due to strengthening of the USD against the following currencies	(1,945,000)	(2,097,000)
Increase (Decrease) In Profit and loss due to weakening of the USD against the following currencies.	1,945,000	2,097,000
Russian Ruble
Sensitivity analysis
Increase (Decrease) in equity due to strengthening of USD against the following currencies.	(10,000)	(10,000)
Increase (Decrease) in equity due to weakening of the USD against the following currencies.	10,000	10,000
Increase (Decrease) In profit and loss due to strengthening of the USD against the following currencies	(10,000)	(10,000)
Increase (Decrease) In Profit and loss due to weakening of the USD against the following currencies.	10,000	10,000
Armenian Dram
Sensitivity analysis
Increase (Decrease) in equity due to strengthening of USD against the following currencies.	184,000	74,000
Increase (Decrease) in equity due to weakening of the USD against the following currencies.	(184,000)	(74,000)
Increase (Decrease) In profit and loss due to strengthening of the USD against the following currencies	184,000
Increase (Decrease) In Profit and loss due to weakening of the USD against the following currencies.	(184,000)
Kazakhstani Tenge
Sensitivity analysis
Increase (Decrease) in equity due to strengthening of USD against the following currencies.	(96,000)	(99,000)
Increase (Decrease) in equity due to weakening of the USD against the following currencies.	96,000	99,000
Increase (Decrease) In profit and loss due to strengthening of the USD against the following currencies	(96,000)
Increase (Decrease) In Profit and loss due to weakening of the USD against the following currencies.	96,000
British pound sterling
Sensitivity analysis
Increase (Decrease) in equity due to strengthening of USD against the following currencies.		4,000
Increase (Decrease) in equity due to weakening of the USD against the following currencies.		(4,000)
Increase (Decrease) In profit and loss due to strengthening of the USD against the following currencies		4,000
Increase (Decrease) In Profit and loss due to weakening of the USD against the following currencies.		(4,000)
Hong Kong dollar
Sensitivity analysis
Increase (Decrease) in equity due to strengthening of USD against the following currencies.	(178,000)
Increase (Decrease) in equity due to weakening of the USD against the following currencies.	178,000
Japanese yen
Sensitivity analysis
Increase (Decrease) in equity due to strengthening of USD against the following currencies.	10,000	3,000
Increase (Decrease) in equity due to weakening of the USD against the following currencies.	$ (10,000)	(3,000)
Increase (Decrease) In profit and loss due to strengthening of the USD against the following currencies		3,000
Increase (Decrease) In Profit and loss due to weakening of the USD against the following currencies.		$ (3,000)